Accounts and notes receivables, net	6 Months Ended
Jun. 30, 2024
Accounts and notes receivables, net
Accounts and notes receivables, net

5.Accounts and notes receivables, net

Accounts and notes receivables consist of the following:

	December 31, 2023	June 30, 2024
	RMB	RMB
		(Unaudited)
Notes receivable	242	1,109
Accounts receivable	60,668	45,619
Less: allowance for doubtful accounts	(32,019)	(30,416)
Accounts receivable, net	28,891	16,312

The Group recognized the allowance for doubtful accounts of RMB1,840 and reversed the allowance for doubtful accounts of RMB1,603 for the six months ended June 30, 2023 and 2024, respectively. The Group recognized the write-off for doubtful accounts of RMB770 and nil for the six months ended June 30, 2023 and 2024, respectively.